Related party transactions (Details) - Schedule of related party balances and transactions - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Balances with related parties -
Short-term liabilities due to shareholders	$ 96,320	$ 120,881
Long-term loans due to shareholders	1,088,250	1,088,703
Related parties’ transactions -
Interest expenses		1,700
Purchases	$ 1,501